S000004423 [Member] Investment Objectives and Goals - Ultra-Small Company Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: ULTRA-SMALL COMPANY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Ultra-Small Company Fund (the “Fund”) seeks to provide a long-term total return on capital, primarily through capital appreciation.